General - Additional Information (Detail)			3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 06, 2017 $ / shares shares	Jul. 21, 2016 $ / shares shares	Sep. 30, 2017 USD ($) $ / shares	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($) $ / shares	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares	Jun. 30, 2016 USD ($)	Jun. 13, 2016 USD ($)
Class Of Stock [Line Items]
Reverse stock split ratio		0.0625
Number of fractional shares were issued in connection with the reverse stock split | shares		0
Common stock, par value (in dollars per share) | $ / shares		$ 0.01	$ 0.01		$ 0.01		$ 0.01	$ 0.01
Net loss			$ 12,596,000	$ 1,004,000	$ 25,873,000	$ 9,485,000	$ 17,971,000	$ 14,704,000
Net cash used in operating activities					11,659,000	$ 10,597,000	14,213,000	16,420,000
Accumulated deficit			305,587,000		305,587,000		279,188,000	$ 261,217,000
Senior Secured Convertible Notes [Member]
Class Of Stock [Line Items]
Debt instrument, principal face amount			$ 11,437,000		$ 11,437,000		$ 34,351,000		$ 35,000,000	$ 35,000,000
Subsequent Event [Member]
Class Of Stock [Line Items]
Reverse stock split ratio	0.0029
Subsequent Event [Member] | OTCQB [Member]
Class Of Stock [Line Items]
Reverse stock split ratio	0.0029
Number of fractional shares were issued in connection with the reverse stock split | shares	0
Common stock, par value (in dollars per share) | $ / shares	$ 0.01